Employee Benefit and Retirement Plans - Compensation of Domestic Pension Plan Assets (Detail)	Feb. 25, 2017	Feb. 27, 2016
Safeway Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Target allocations of pension plans	100.00%
Actual allocations of pension plans	100.00%	100.00%
Shaw Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Target allocations of pension plans	100.00%
Actual allocations of pension plans	100.00%	100.00%
United Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Target allocations of pension plans	100.00%
Actual allocations of pension plans	100.00%	100.00%
Equity Securities [Member] | Safeway Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Target allocations of pension plans	65.00%
Actual allocations of pension plans	63.10%	60.50%
Equity Securities [Member] | Shaw Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Target allocations of pension plans	65.00%
Actual allocations of pension plans	66.70%	62.90%
Equity Securities [Member] | United Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Target allocations of pension plans	50.00%
Actual allocations of pension plans	51.00%	56.10%
Fixed Income Securities [Member] | Safeway Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Target allocations of pension plans	35.00%
Actual allocations of pension plans	36.20%	39.40%
Fixed Income Securities [Member] | Shaw Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Target allocations of pension plans	35.00%
Actual allocations of pension plans	33.30%	37.10%
Fixed Income Securities [Member] | United Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Target allocations of pension plans	50.00%
Actual allocations of pension plans	31.00%	34.50%
Cash and Cash Equivalents [Member] | Safeway Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Actual allocations of pension plans	0.70%	0.10%
Cash and Cash Equivalents [Member] | United Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Actual allocations of pension plans	18.00%	9.40%